QUAKER® INVESTMENT TRUST                                                  Supplement dated February 4, 2009

To the Statement of Additional Information for the
QUAKER MID-CAP VALUE FUND
QUAKER SMALL-CAP GROWTH TACTICAL ALLOCATION FUND
Dated October 28, 2008 (as Amended November 3, 2008)

The following information supplements, and to the extent inconsistent therewith, supersedes, certain information in the Statement of Additional Information (“SAI”).  Defined terms not otherwise defined in this supplement have the same meaning as set forth in the SAI.

Effective January 1, 2009, the following replaces the table found in “Portfolio Managers” in the section entitled “Investments in Each Fund” under “Quaker Mid-Cap Value Fund” on page 24 of the SAI:

NAME OF PORTFOLIO MANAGER	DOLLAR RANGE OF INVESTMENTS IN EACH FUND(1)
QUAKER MID-CAP VALUE FUND (Kennedy Capital Management, Inc., sub-adviser) Joseph G. Kinnison, CFA	None
QUAKER MID-CAP VALUE FUND (Kennedy Capital Management, Inc., sub-adviser) Frank Latuda, Jr., CFA	None

Effective January 1, 2009, the following information replaces the table in "Portfolio Managers" in the section entitled "Investments in Each Fund" under “Quaker Small-Cap Growth Tactical Allocation Fund”:

NAME OF PORTFOLIO MANAGER	DOLLAR RANGE OF INVESTMENTS IN EACH FUND(1)
QUAKER SMALL-CAP GROWTH TACTICAL ALLOCATION FUND (Bjurman, Barry & Associates, sub-adviser) Stephen W. Shipman, CFA	None

(1)
This column reflects investments in a Fund’s shares owned directly by a portfolio manager or beneficially owned by a portfolio manager (as determined in accordance with Rule 16a-1(a)(2) under the Securities Exchange Act of 1934, as amended). A portfolio manager is presumed to be a beneficial owner of securities that are held by his or her immediate family members sharing the same household.

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Effective January 1, 2009, the following replaces the text in the “Quaker Mid-Cap Value Fund” table on page 27 of the SAI:

As of December 31, 2008:

JOSEPH G. KINNISON, CFA (KCM)	NUMBER OF ACCOUNTS	TOTAL ASSETS IN ACCOUNTS	NUMBER OF ACCOUNTS WHERE ADVISORY FEE IS BASED ON ACCOUNT PERFORMANCE	TOTAL ASSETS IN ACCOUNTS WHERE ADVISORY FEE IS BASED ON ACCOUNT PERFORMANCE
Registered Investment Companies	1	$12 million	0	0
Other Pooled Investment Vehicles	1	$2 million	0	0
Other Accounts(1)	45	$410 million	1	$4 million

FRANK LATUDA, JR., CFA (KCM)	NUMBER OF ACCOUNTS	TOTAL ASSETS IN ACCOUNTS	NUMBER OF ACCOUNTS WHERE ADVISORY FEE IS BASED ON ACCOUNT PERFORMANCE	TOTAL ASSETS IN ACCOUNTS WHERE ADVISORY FEE IS BASED ON ACCOUNT PERFORMANCE
Registered Investment Companies	1	$12 million	0	0
Other Pooled Investment Vehicles	1	$2 million	0	0
Other Accounts(1)	58	$1,042 million	0	0

Effective January 1, 2009, the following replaces the text in the “Quaker Small-Cap Value Fund” table also on page 27 of the SAI:

As of December 31, 2008:

STEPHEN W. SHIPMAN, CFA (Bjurman)	NUMBER OF ACCOUNTS	TOTAL ASSETS IN ACCOUNTS	NUMBER OF ACCOUNTS WHERE ADVISORY FEE IS BASED ON ACCOUNT PERFORMANCE	TOTAL ASSETS IN ACCOUNTS WHERE ADVISORY FEE IS BASED ON ACCOUNT PERFORMANCE
Registered Investment Companies	3	$ 25.4 million	0	0
Other Pooled Investment Vehicles	0	0	0	0
Other Accounts(1)	22	$ 22.0 million	9	$5.2 million(2)

(1)	These are separately managed accounts of institutional or high net-worth investors for which the portfolio managers provide investment advice.
(2)
Stephen W. Shipman is responsible for the implementation and monitoring of the Small Cap Absolute Return Strategy (SCAR) and Multi-Cap Absolute Return Strategy (MCAR) accounts.  These strategies may be subject to a performance fee in addition to the annual management fee.  The performance fee is calculated as follows: End of Year Balance - Beginning of Year Balance - Incurred Management Fee plus Adjustments for Additions or Withdrawals x .20.

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